CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

19. CONCENTRATIONS AND RISKS

Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the financial years ended December 31,
	2022		2023		2024		2024
	SGD’000		SGD’000		SGD’000		USD’000
Amount of the Company’s revenue
Customer A	4,094		-	*	7,795		5,706
Customer B	3,902		3,495		2,652		1,941
Customer C	-	*	4,372		-	*	-	*

*	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts receivable
Customer A	334	1,592	1,165
Customer B	624	573	419
Customer C	2,302	762	558

**	Account receivable from relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the financial years ended December 31,
	2022	2023	2024	2024
	SGD’000	SGD’000	SGD’000	USD’000
Amount of the Company’s purchase
Supplier B	-#	1,574	1,642	1,202
Supplier C	-#	1,172	-	-
Supplier D	-#	1,103	1,266	927

#	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of single supplier who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts payable
Supplier A	-##	80	59
Supplier C	-##	117	86
Supplier D	141	-	-

##	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the respective year.

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (exclude prepayments) and cash and bank deposits presented on the consolidated statements of financial position. The Company has no other financial assets which carry significant exposure to credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.